Share-Based Compensation (Share Awards to Employees of the 17173 Business, Restricted Share Units Activity) (Details) (ClassA Restricted Share Units to Employees of 17173 Business after Changyou's Initial Public Offering [Member], USD $)
12 Months Ended
Dec. 31, 2012
ClassA Restricted Share Units to Employees of 17173 Business after Changyou's Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	50,000
Number of Units, Granted	0
Number of Units, Vested	(14,000)
Number of Units, Forfeited	(12,000)
Number of Units, Unvested, Ending balance	24,000
Number of Units, Expected to vest thereafter	24,000
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 17.67
Weighted-Average Grant-Date Fair Value, Vested	$ 17.71
Weighted-Average Grant-Date Fair Value, Forfeited	$ 17.47
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 17.75
Weighted-Average Grant-Date Fair Value, Expected to vest thereafter	$ 17.75